LOANS PAYABLE - Components Of Financial Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 27, 2022
Disclosure Of Loans Payable [Line Items]
Interest expense on borrowings	$ 71,701	$ 40,723	$ 18,869
Conversion to equity in October 2022	(41,034)	0
Total interest-bearing loans and borrowings	182,800	246,500
Automatic Conversion component / Prepayment option at 1.4	15,882	21,192
(Gain) loss from revaluation to fair value through profit and loss	2,593	(5,310)
Conversion to equity in October 2022	(18,475)	0
Carrying amount of the derivatives financial liabilities components at December 31	0	15,882
Term Loan Agreement
Disclosure Of Loans Payable [Line Items]
Debt component of the Term Loan at closing	34,276	30,916
Interest expense on borrowings	6,758	3,360
Total interest-bearing loans and borrowings	0	34,276		$ 59,510
Term Loan Agreement
Disclosure Of Loans Payable [Line Items]
Interest expense on borrowings	$ 6,758	$ 3,360	$ 4,614